Short-term Borrowing - Summary of Short-term Borrowing (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Percentage of interest of short term borrowing		4.50%
Minimum [Member]
Short-term Debt [Line Items]
Percentage of interest of short term borrowing	4.30%
Maximum [Member]
Short-term Debt [Line Items]
Percentage of interest of short term borrowing	5.00%